- - --------------------------------------------------------------------------------
- - --------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 10-K

[X]ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT
   OF 1934 [FEE REQUIRED]

FOR THE FISCAL YEAR ENDED JANUARY 31, 1995

                                       OR

[_]TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE
   ACT OF 1934 [NO FEE REQUIRED]

FOR THE TRANSITION PERIOD FROM..........  TO...................................

COMMISSION FILE NUMBER 0-13200

                                ASTRO-MED, INC.
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

              RHODE ISLAND                             05-0318215
    (STATE OR OTHER JURISDICTION OF       (I.R.S. EMPLOYER IDENTIFICATION NO.)
     INCORPORATION OR ORGANIZATION)

       600 EAST GREENWICH AVENUE,                         02893
       WEST WARWICK, RHODE ISLAND                      (ZIP CODE)
    (ADDRESS OF PRINCIPAL EXECUTIVE
                OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (401) 828-4000

          SECURITIES REGISTERED PURSUANT TO SECTION 12(B) OF THE ACT:

           TITLE OF EACH CLASS               NAME OF EACH EXCHANGE ON WHICH
                                                       REGISTERED
                  None                                    None

          SECURITIES REGISTERED PURSUANT TO SECTION 12(G) OF THE ACT:

                          COMMON STOCK, $.05 PAR VALUE
                                (TITLE OF CLASS)

  Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [X]

  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such
filing requirements for the past 90 days. Yes [X]   No [_]

State the aggregate market value of the voting stock held by non-affiliates of the registrant as of March 13, 1995. Common Stock, $.05 Par Value: $41,035,395

Indicate the number of shares outstanding (excluding treasury shares) of each of the issuer's classes of common stock as of March 13, 1995. Common Stock, $.05 Par Value: 5,040,953 shares

                      DOCUMENTS INCORPORATED BY REFERENCE

  Portions of the Company's definitive proxy statement for the 1995 annual meeting of shareholders are incorporated by reference into Part III.

- - --------------------------------------------------------------------------------
- - --------------------------------------------------------------------------------

                                ASTRO-MED, INC.

                            FORM 10-K ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
                                     PART I
  Item 1. Business.......................................................    11
  Item 2. Properties.....................................................    13
  Item 3. Legal Proceedings..............................................    13
  Item 4. Submission of Matters to a Vote of Security Holders............    13
                                    PART II
          Market for the Registrant's Common Stock and Related
  Item 5. Stockholder Matters............................................    13
  Item 6. Selected Financial Data........................................    14
          Management's Discussion and Analysis of Financial Condition and
  Item 7. Results of Operations..........................................    14
  Item 8. Financial Statements and Supplementary Data....................    16
  Item 9. Changes in and Disagreements with Accountants on Accounting and
           Financial Disclosure..........................................    16
                                    PART III
 Item 10. Directors and Executive Officers of the Registrant.............    16
 Item 11. Executive Compensation.........................................    17
 Item 12. Security Ownership of Certain Beneficial Owners and Management.    17
 Item 13. Certain Relationships and Related Transactions.................    17
                                    PART IV
          Exhibits, Financial Statement Schedules and Reports on Form 8-
 Item 14. K..............................................................    18

                                ASTRO-MED, INC.

                                    PART I

ITEM 1. BUSINESS

                                    GENERAL

  Astro-Med, Inc., which was incorporated in Rhode Island in January 1969, operates in the one industry segment described below. There was no significant change in the nature of the Company's business during the year ended January 31, 1995 (herein referred to as "fiscal 1995").

                       NARRATIVE DESCRIPTION OF BUSINESS

PRODUCTS

  The Company develops, designs, manufactures and sells a comprehensive line of specialty data printers and related electronic systems, computer software, and printer consumables. Among the specialty printers are the MT series, which includes the MT95K2 and the MT-95000, and the Dash series, which includes the DASH 10 introduced in fiscal 1995 and four other machines.

  The MT series and the Dash series are generally referred to as "data recorders" and are used to capture, process, analyze and record data related to engineering, scientific, industrial and medical tests.

  The Company's products also include a broad line of label printers for the emerging product identification market, often referred to as the bar code market. Included are the SUNDANCE, a four-color thermal transfer printer, the TOP HAND 2 and the RANGE BOSS, all introduced in fiscal 1995. Several application software packages include "Color QuickLabel for Windows" introduced in fiscal 1995.

  The Company's label printer product line also includes a broad variety of printer consumables, including thermal transfer ribbons, labels, and tags. The Company produces such products using its own custom designed production equipment and, as with all products, sells them to customers throughout the world.

  Other specialty printers manufactured by the Company include the Tough Writer, a ruggedized computer printer used in applications where the environment is harsh, and the AG-1280, a scientific computer printer.

  The Company serves the neurophysiological market through its Grass Instrument subsidiary, acquired in August 1994. The neurophysiological market includes universities, pharmaceutical companies, hospitals and sleep study clinics. Grass products include a broad line of data recording systems, including the Model 7, Model 8 Plus and the Model 9. Also offered is a broad line of response stimulators, electrodes, transducers and consumables, including chart paper. In fiscal 1995, the Company developed an important computer analysis software package called PolyVIEW. PolyVIEW is designed to analyze and interpret data gathered by certain Grass data systems.

TECHNOLOGY

  Since its inception, the Company has concentrated its research and development toward various methods to acquire, process, store and print data so that the data can be analyzed, manipulated or affixed to a product.

  In recent years, the Company has developed and refined its digital printing and signal processing systems. As its technology has become more advanced and comprehensive, the Company has been able to enter an increasingly wide range of markets.

PATENTS AND COPYRIGHTS

  The Company holds a number of product patents in the United States and in foreign countries. It has filed applications for other patents that are pending. In April 1988, the Company was granted Patent No. 4,739,344 covering 28 claims related to the MT-9500 as well as the newer MT-95000, MT-96000 and

MT95K2. The Company considers its patents to be important but does not believe that its business is materially dependent on them. The Company copyrights its extensive software and registers its trademarks.

MANUFACTURING AND SUPPLIES

  The Company designs its products and manufactures many of their component parts. The balance of the parts are produced by suppliers to the Company's specifications. Raw materials required for the manufacture of products, including parts produced to the Company's specifications, are generally available from numerous suppliers.

PRODUCT DEVELOPMENT

  The Company has maintained a growing program of product research and development since its inception. During fiscal 1993, 1994 and 1995, the Company incurred costs of $2,098,983, $2,282,114 and $2,542,940, respectively, on Company-sponsored product development. Costs alone are not a totally accurate measure of research and development activities, however. The Company is committed to product development as a vital factor in its growth and expects to increase its research and development efforts again in the new year.

MARKETING AND COMPETITION

  The Company competes in varied markets throughout the world for all of its products on the basis of proprietary technology, product reputation, delivery and technical assistance to customers.

  Most of the Company's products are sold to customers in North America and selected European countries by a salaried field sales force. Certain products, primarily those for the product identification market, are also sold through a network of dealers which the Company began to set up in fiscal 1994. Export sales are bolstered by wholly-owned entities formed between fiscal 1988 and 1994 in England, France, Germany, Italy and Canada. Other export sales are made through authorized distributors or agents located in approximately thirty countries. No single customer accounted for 10% of the Company's net sales in any of the last three fiscal years.

  During the last fiscal year, the Company's products were sold to approximately 4,500 customers. The Company estimates that its products account for approximately 20% of the original equipment market sales for high speed printers/recorders, and that its share of sales to the end user market is approximately 35%.

  The Company's product promotion includes full-color advertising campaigns in many leading trade magazines, exhibitions at trade shows, special mailings, and publicity and public relations activities.

EXPORT SALES

  Astro-Med International, Inc., a subsidiary of the Company, participates in all export sales. The subsidiary is a Foreign Sales Corporation and qualifies for certain tax benefits provided as an incentive for exports.

  In fiscal 1993, 1994 and 1995, net sales to customers in various geographic areas outside the U.S.A., primarily in Canada and Western Europe, amounted to $7,896,663, $6,988,747 and $9,849,933, respectively. The Company's profit margins on export sales approximate those on domestic sales. The Company's management does not believe that its export sales involve materially greater risks than its domestic sales.

ORDER BACKLOG

  The backlog regularly fluctuates. The amount at any particular date is comprised primarily of orders from OEM customers. For the past several years, the Company has been developing and introducing new products aimed at end user customers rather than OEM customers. Manufacturing is geared to forecasted demands. Accordingly, the amount of order backlog does not indicate future sales trends and the Company does not normally carry any material backlog.

OTHER INFORMATION

  The Company's business is not seasonal in nature.

  Most of the Company's products are warranted for periods ranging from 45 days to one year against defects in materials or workmanship. Warranty expenses have averaged approximately $190,000 a year for the Company's last three fiscal years.

  As of March 13, 1995, the Company employed approximately 390 persons. The Company is generally able to satisfy its employment requirements. No employees are represented by a union. The Company believes that employee relations are excellent.

ITEM 2. PROPERTIES

  The following table sets forth information regarding the Company's principal properties, all of which are included in the consolidated balance sheet appearing elsewhere in this report.

       LOCATION      APPROXIMATE SQUARE FOOTAGE          PRINCIPAL USE
       --------      --------------------------          -------------
   West Warwick, RI           116,000           Corporate headquarters,
                                                 research and development,
                                                 manufacturing
   Braintree, MA               91,000           Manufacturing
   Slough, England              1,700           Sales and service

  The Company believes its facilities are well maintained, in good operating condition and generally adequate to meet its needs for the foreseeable future.

ITEM 3. LEGAL PROCEEDINGS

  There are no pending or threatened legal proceedings against the Company believed to be material to the financial position or results of operations of the Company.

ITEM 4. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

  No matters were submitted to a vote of the Company's security holders, through solicitation of proxies or otherwise, during the last quarter of the period covered by this report.

                                    PART II

ITEM 5. MARKET FOR THE REGISTRANT'S COMMON STOCK AND RELATED STOCKHOLDER
MATTERS

  The Company's common stock trades in the NASDAQ National Market System under the symbol ALOT. The following table sets forth dividend data and the range of high and low closing prices, as furnished by NASDAQ, for the periods indicated.

                                                                       DIVIDENDS
                   YEARS ENDED JANUARY 31,                HIGH   LOW   PER SHARE
                   -----------------------               ------ ------ ---------
     1994:
       First Quarter.................................... 15 1/4 12 1/2   $.03
       Second Quarter................................... 14 3/4 12 1/4    .03
       Third Quarter.................................... 13 1/8 10        .03
       Fourth Quarter................................... 12      9 1/2    .03
     1995:
       First Quarter.................................... 12 1/4  9 1/2    .03
       Second Quarter................................... 10 1/2  8 1/2    .03
       Third Quarter.................................... 11 1/2  8 1/4    .03
       Fourth Quarter................................... 12     10 1/8    .03

  The Company had approximately 625 stockholders of record on March 13, 1995, not including stockholders with shares held under beneficial ownership in nominee name.

ITEM 6. SELECTED FINANCIAL DATA

                (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                YEARS ENDED JANUARY 31,
                                        ---------------------------------------
                                         1991    1992    1993    1994    1995
                                        ------- ------- ------- ------- -------
Results of Operations:
  Net Sales............................ $28,979 $29,787 $31,333 $32,268 $38,233
  Net Income...........................   2,347  10,562   3,570   2,981   1,923
  Earnings per Common Share............     .48    2.08     .69     .58     .38
  Cash Dividends per Common Share......             .06     .11     .12     .12
Financial Condition:
  Working Capital...................... $10,769 $20,755 $23,479 $24,895 $25,487
  Total Assets.........................  24,415  35,743  37,492  39,955  42,177
  Long-Term Debt, less Current Maturi-
   ties................................   1,458     999     647     296     244

- - --------
(1) In the second quarter of fiscal 1992, the Company began a program of paying quarterly cash dividends. No cash dividends on common stock had previously been declared or paid during the fiscal years identified above.
(2) Earnings and cash dividends per common share amounts have been adjusted to reflect a 3 for 2 stock split in the form of a 50% stock dividend paid May 18, 1992.
(3) Net income for fiscal 1992 includes $7,284,000, equal to $1.45 per share, from settlement of litigation.

ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

RESULTS OF OPERATIONS

  The following table provides percentage comparisons of the components of net income as presented in the consolidated statements of income included elsewhere herein for the last three fiscal years.

                              % OF NET SALES                        % INCREASE
                          ---------------------------   -----------------------------------
                          YEARS ENDED JANUARY 31,          1993        1994        1995
                          ---------------------------   COMPARED TO COMPARED TO COMPARED TO
                           1993      1994      1995        1992        1993        1994
                          -------   -------   -------   ----------- ----------- -----------
Net Sales...............      100%      100%      100%        5%          3%         18%
Gross Profit............       53        51        43         6           0           0
Selling, General and Ad-
 ministrative...........       31        30        30        13           0          18
Research and Develop-
 ment...................        7         7         7         0           9          11

  The sales increase in the last fiscal year resulted from sales of new and improved products, including bar code printer products and DASH IV and DASH 10 data recorders, plus six months of sales from Grass Instrument Co., a business acquired by the Company on August 1, 1994. All geographic market sectors yielded higher sales; exports rose to 26% of total sales from 22% in fiscal 1994. The sales increases in each of the two prior fiscal years were similarly achieved principally through sales of new and improved recorders/printers and bar code printer products.

  Problems in the economies of most countries have had a negative effect on the Company's sales in the past few years. Incoming orders for both domestic and export shipments have remained below expectations. The Company expects little significant near-term improvement in global economic conditions. However, primarily as a result of planned new product introductions, the Company expects that its sales will increase in fiscal 1996. The Company continues to develop and ready new products for market in order to increase sales in general and to benefit from future economic recovery as it takes place.

  The Company's gross profit percentage declined in fiscal 1995 to 43% from the 50%, or more, levels of the preceding several years. The decline in fiscal 1995 was due in part to the inclusion of sales of Grass

Instrument Co. which, in recent years, has experienced gross profit margins below 30%. Further, since late fiscal 1994, there has been a modest increase in sales of certain products to dealers and independent sales representatives who receive a resale discount. The Company has begun a program of cost reduction and has instituted selective price increases to improve gross profit margins for Grass products.

  Annual selling, general and administrative expenses in fiscal 1995 rose significantly from fiscal 1994 as the Company enlarged its sales staff and incurred substantial advertising and marketing expenses to introduce new products, including the K3 Cath Lab System and the SUNDANCE four-color label printer, neither of which was sold to customers in fiscal 1995. The Company believes that investments made in the development of such new products will produce increased revenues and income in future years beginning fiscal 1996.

  Because the products and customers of Grass Instrument Co. are similar to those of the Company, Grass products are now being sold by the Astro-Med sales organization which has been enlarged by the absorption of several individuals from Grass. Administrative activities of Grass have also been merged with the corresponding activities of the Company to achieve maximum efficiency.

  Annual selling, general and administrative expenses increased in fiscal 1993 principally as a result of planned expansions of marketing efforts. Both payroll and travel related costs increased as direct selling, customer service and related staff was enlarged. In addition, the Company's advertising program was substantially broadened. All selling, general and administrative expenses incurred in fiscal 1994 were held at levels relatively consistent with those for fiscal 1993.

  The Company's commitment to the development of new products is partly illustrated by the substantial research and development expenses incurred and reported each year. However, the totals reflect variable expenses such as the costs of materials consumed and of owning and upgrading the most advanced engineering equipment available. Because expenses such as these fluctuate somewhat from year to year, annually increasing research and development expenses are not fully visible.

  In fiscal 1995, the Company's research and development expenses increased by 11% over fiscal 1994 as the Company increased overall product development activities, concentrating especially on bar code printer products including the SUNDANCE four-color label printer.

  In fiscal 1995, interest and dividend income declined and interest expense increased from the two preceding years because of a reduction in invested cash and a short-term bank loan which existed for part of the year. Both events were connected to the acquisition of Grass Instrument Co., for which there is no continuing debt. Other income (expense), net has been affected from year to year primarily by fluctuations in foreign currency exchange rates.

  Fluctuations in effective income tax rates from year to year are explained in
Note 6 of Notes to Consolidated Financial Statements. As described in Note 1, a new accounting standard required a fiscal 1994 change in accounting for income taxes. Such change did not have a material effect on the financial position or results of operations of the Company.

  Inflation during recent years has not had a significant effect on the sales or profitability of the Company. The effects of increased costs have generally been offset through periodic price increases and improved manufacturing efficiencies.

LIQUIDITY AND CAPITAL RESOURCES

  During the past three fiscal years, the Company has financed its operations with on hand and internally generated funds. In August 1994, the Company borrowed $3,400,000 from a bank to complete the acquisition of Grass Instrument Co. The entire amount was repaid prior to the end of fiscal 1995.

  The Company's long-term debt was acquired several years ago to construct facilities and to make major acquisitions of machinery and equipment. Expenditures for property and equipment during the past three fiscal years have been made from on hand and internally generated funds. The balance of the major portion of the Company's long-term debt was paid in full during January 1995.

  As evidenced by the foregoing comments, the Company is financially strong. The current ratio was 5.7:1 at the end of fiscal 1995 and long-term debt was less than 1% of stockholders' equity. The Company has no material commitments for capital expenditures and has no reason to believe that capital resources available to it will not meet the needs of its business, both on a short-term and long-term basis.

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

  The consolidated financial statements required under this item are submitted as a separate section of this report on the pages indicated at Item 14(a)(1). The supplementary data regarding quarterly results of operations is set forth in the following table.

                      QUARTERLY FINANCIAL DATA (UNAUDITED)
                (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                    QUARTERS ENDED
                                      ------------------------------------------
                                       MAY 1,   JULY 31, OCTOBER 30, JANUARY 31,
                                        1993      1993      1993        1994
                                      --------- -------- ----------- -----------
Net Sales............................  $8,847    $7,653    $ 7,897     $ 7,871
Gross Profit.........................   4,598     3,753      3,906       4,159
Net Income...........................     902       505        703         871
Earnings Per Common Share............     .17       .10        .14         .17
                                      APRIL 30, JULY 30, OCTOBER 29, JANUARY 31,
                                        1994      1994      1994        1995
                                      --------- -------- ----------- -----------
Net Sales............................  $6,551    $9,094    $11,221     $11,368
Gross Profit.........................   2,894     4,194      4,967       4,228
Net Income...........................     (53)      905        892         179
Earnings Per Common Share............    (.01)      .18        .18         .04

ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

  None.

                                    PART III

ITEM 10. DIRECTORS AND EXECUTIVE OFFICERS OF THE REGISTRANT

  The response to this item is incorporated by reference to the Company's definitive proxy statement for the 1995 annual meeting of shareholders.

  The following is a list of the names and ages of, and the positions and offices presently held by, all executive officers of the Company. All officers serve at the pleasure of the Board of Directors.

        NAME                  AGE                    POSITION
        ----                  ---                    --------
Albert W. Ondis..............  69 Chairman, Chief Executive Officer and Director
Everett V. Pizzuti...........  59 President, Chief Operating Officer and Director
David M. Gaskill.............  49 Vice President--Research and Development
Eugene S. Libby..............  55 Vice President and Treasurer, Chief Financial Officer
Gordon W. Bentley............  48 Vice President--Manufacturing-Instruments
Elias G. Deeb................  53 Vice President--Media Products
A. Eric Bartholomay..........  46 Vice President--International Sales
Michele Ragosta, Jr. ........  67 Controller
Fred E. Eckstein.............  47 Vice President--Medical Products
Richmond B. Woodward.........  63 Vice President--Grass Instrument Products
Jacques V. Hopkins...........  64 Secretary and Director

  All of the persons named above have held the positions identified since January 31, 1985, except as indicated.

  Mr. Ondis was previously a Director, the Chief Executive Officer (President) and the Chief Financial Officer (Treasurer) of the Company since 1969.

  Mr. Pizzuti was previously a Vice President of the Company functioning as Chief Operating Officer since 1971.

  Mr. Gaskill previously had functioned as Vice President--Engineering of the Company since 1974. He is a nephew of Mr. Ondis.

  Mr. Libby, a Certified Public Accountant, was previously Vice President and Controller of the Company since 1982. Since 1987, Mr. Libby has also been Assistant Secretary of the Company.

  Mr. Bentley has held the position identified since 1986. In 1983, he was named Manager of Materiel after having been Purchasing Manager during the two prior years.

  Mr. Deeb has held the position identified since 1987. In 1985, he was named General Manager--Media Products after having been Vice President and General Manager since 1981 of a business sold by the Company in 1984.

  Mr. Bartholomay has held the position identified since 1991. In 1988, he had been named Manager of International Operations. He previously held various sales and sales-related positions with Rhone-Poulenc Inc. beginning in the United States in 1981. He transferred to France in 1985 and last held the position of a Manager of Product and Market Development.

  Mr. Ragosta has held the position identified since 1994. He previously held various financial management positions with Hanson System, Inc. from 1991, Ronci Mfg. Co. (1990-1991) and Klitzner Industries, Inc. (1979-1990).

  Mr. Eckstein has held the position identified since 1994 after having been self-employed from 1990 as a private management consultant focusing on business/product planning and development. He previously was employed with PPG Biomedical Systems/Honeywell from 1984 and last held the position of Director-- Product Management and Development.

  Mr. Woodward has held the position identified since 1994. He previously served Grass Instrument Co. from 1980 as a self-employed consultant focusing on financial and business administration matters.

  Mr. Hopkins has held the positions identified since 1969. He has been a partner in the law firm of Hinckley, Allen & Snyder, general counsel to the Company, since 1966.

ITEM 11. EXECUTIVE COMPENSATION

  The response to this item is incorporated by reference to the Company's definitive proxy statement for the 1995 annual meeting of shareholders.

ITEM 12. SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

  The response to this item is incorporated by reference to the Company's definitive proxy statement for the 1995 annual meeting of shareholders.

ITEM 13. CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

  The response to this item is incorporated by reference to the Company's definitive proxy statement for the 1995 annual meeting of shareholders.

                                    PART IV

ITEM 14. EXHIBITS, FINANCIAL STATEMENT SCHEDULES AND REPORTS ON FORM 8-K

(a)(1) Financial Statements:

    The following consolidated financial statements of Astro-Med, Inc. and subsidiaries are incorporated by reference in Item 8:

                                                                           PAGE
                                                                           ----
   Report of Independent Public Accountants...............................  20
   Consolidated Balance Sheets--January 31, 1994 and 1995.................  21
   Consolidated Statements of Income--Years Ended January 31, 1993, 1994
    and 1995..............................................................  22
   Consolidated Statements of Stockholders' Equity--
    Years Ended January 31, 1993, 1994 and 1995...........................  23
   Consolidated Statements of Cash Flows--
    Years Ended January 31, 1993, 1994 and 1995...........................  24
   Notes to Consolidated Financial Statements--January 31, 1995...........  25

(a)(2) Financial Statement Schedules:

   Schedule II--Valuation and Qualifying Accounts and Reserves--
    Years Ended January 31, 1993, 1994 and 1995...........................  32

    All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable, and therefore have been omitted.

(a)(3) Exhibits:

   EXHIBIT
   NUMBER
   -------
   (3A)    Articles of Incorporation of the Company and all amendments thereto (filed as Exhibit No. 3A to the Company's report on
            Form 10-Q for the quarter ended August 1, 1992 and by this reference incorporated herein).
   (3B)    By-laws of the Company and all amendments thereto (filed as
            Exhibit No. 3B to the Company's report on Form 10-Q for the quarter ended July 30, 1988 and by this reference
            incorporated herein).
   (4)     Specimen form of common stock certificate of the Company
            (filed as Exhibit No. 4 to the Company's report on Form 10-K for the year ended January 31, 1985 and by this reference
            incorporated herein).
   (24)    Consent of Independent Public Accountants. See page 20.

(b) Reports on Form 8-K:

  No reports on Form 8-K were filed by the Company during the last quarter of the period covered by this report.

                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

                                               ASTRO-MED, INC.
                                                (Registrant)

                                                    /s/ Albert W. Ondis
                                          By __________________________________
Date: April 6, 1995                             (ALBERT W. ONDIS, CHAIRMAN)

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATE INDICATED.

                NAME                            TITLE                DATE

         /s/ Albert W. Ondis            Chairman and            April 6, 1995
- - -------------------------------------    Director (Principal
           ALBERT W. ONDIS               Executive Officer)

       /s/ Everett V. Pizzuti           President and           April 6, 1995
- - -------------------------------------    Director (Principal
         EVERETT V. PIZZUTI              Operating Officer)

         /s/ Eugene S. Libby            Vice President and      April 6, 1995
- - -------------------------------------    Treasurer
           EUGENE S. LIBBY               (Principal
                                         Financial Officer)

      /s/ Michele Ragosta, Jr.          Controller              April 6, 1995
- - -------------------------------------    (Principal
        MICHELE RAGOSTA, JR.             Accounting Officer)

       /s/ Jacques V. Hopkins           Secretary and           April 6, 1995
- - -------------------------------------    Director
         JACQUES V. HOPKINS

                                                                      EXHIBIT 24

                   CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

  As independent public accountants, we hereby consent to the incorporation of our report included in this Form 10-K, into the Company's previously filed Registration Statements on Form S-8: File No. 2-81081 pertaining to the Astro-Med, Inc. Employee Stock Purchase Plan, File No. 33-42993 pertaining to the Astro-Med, Inc. 1980 Non-Qualified Stock Option Plan, File No. 33-43699 pertaining to the Astro-Med, Inc. 1982 Incentive Stock Option Plan and File No. 33-43700 pertaining to the Astro-Med, Inc. 1989 Incentive Stock Option Plan.

                                          ARTHUR ANDERSEN LLP

Boston, Massachusetts
April 6, 1995

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Astro-Med, Inc.:

  We have audited the accompanying consolidated balance sheets of Astro-Med, Inc. and subsidiaries as of January 31, 1994 and 1995, and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended January 31, 1995. These financial statements and the schedule referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the schedule based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Astro-Med, Inc. and subsidiaries as of January 31, 1994 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended January 31, 1995, in conformity with generally accepted accounting principles.

  Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule listed in the index at Item 14(a)(2) is presented for purposes of complying with the Securities and Exchange Commission's rules and is not part of the basic financial statements. This schedule has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly states in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                          ARTHUR ANDERSEN LLP

Boston, Massachusetts
March 17, 1995

                                ASTRO-MED, INC.

                          CONSOLIDATED BALANCE SHEETS
                        AS OF JANUARY 31, 1994 AND 1995

                                                         1994         1995
                                                      -----------  -----------

                                     ASSETS

CURRENT ASSETS
  Cash and Cash Equivalents (Note 1)................. $ 1,300,132  $ 1,107,191
  Securities Available for Sale (Notes 1 and 2)......                6,897,781
  Marketable Securities (Note 1).....................  14,203,960
  Accounts Receivable, Less Reserve of $145,000 in
   1994 and $157,000 in 1995.........................   5,741,207    7,828,393
  Inventories (Note 3)...............................   7,178,974   12,893,544
  Prepaid Expenses and Other Current Assets (Note 6).   1,149,042    2,196,317
                                                      -----------  -----------
    Total Current Assets.............................  29,573,315   30,923,226
PROPERTY, PLANT AND EQUIPMENT (Notes 1 and 7)
  Land and Improvements..............................     281,341      283,341
  Buildings and Improvements.........................   6,264,611    6,605,222
  Machinery and Equipment............................   7,870,720    9,000,121
                                                      -----------  -----------
                                                       14,416,672   15,888,684
  Less Accumulated Depreciation......................   6,194,438    7,254,555
                                                      -----------  -----------
                                                        8,222,234    8,634,129
OTHER ASSETS
  Excess of Cost over Net Assets Acquired (Note 1)...   1,082,534    1,047,613
  Amounts Due from Officers..........................     453,264      453,264
  Other..............................................     623,167    1,119,062
                                                      -----------  -----------
                                                        2,158,965    2,619,939
                                                      -----------  -----------
                                                      $39,954,514  $42,177,294
                                                      ===========  ===========

                      LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
  Accounts Payable................................... $ 2,217,846  $ 2,850,382
  Accrued Compensation...............................     665,380    1,015,956
  Accrued Expenses...................................     826,276      802,321
  Income Taxes.......................................     615,808      715,633
  Current Maturities of Long-Term Debt (Note 4)......     353,406       51,703
                                                      -----------  -----------
    Total Current Liabilities........................   4,678,716    5,435,995
LONG-TERM DEBT, Less Current Maturities (Note 4).....     295,775      244,072
EXCESS OF NET ASSETS ACQUIRED OVER COST (Note 1).....                  491,115
DEFERRED INCOME TAXES (Notes 1 and 6)................   1,055,582      726,178
STOCKHOLDERS' EQUITY (Note 5)
  Preferred Stock, $10 Par Value, Authorized 100,000
   Shares, None Issued...............................
  Common Stock, $.05 Par Value, Authorized 13,000,000
   Shares, Issued 5,112,827 in 1994 and 5,118,268
   in 1995....                                            255,641      255,913
  Additional Paid-in Capital.........................   5,365,546    5,515,632
  Retained Earnings..................................  29,036,722   30,355,938
  Treasury Stock, at Cost, 84,566 Shares in 1994 and
   77,566 Shares in 1995.............................    (733,468)    (672,755)
  Cumulative Translation Adjustment (Note 1).........                  (80,722)
  Net Unrealized Gain (Loss) on Securities Available
   for Sale (Note 2).................................                  (94,072)
                                                      -----------  -----------
                                                       33,924,441   35,279,934
                                                      -----------  -----------
                                                      $39,954,514  $42,177,294
                                                      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                ASTRO-MED, INC.

                       CONSOLIDATED STATEMENTS OF INCOME
                  YEARS ENDED JANUARY 31, 1993, 1994 AND 1995

                                            1993         1994         1995
                                         -----------  -----------  -----------
Net Sales............................... $31,333,322  $32,267,816  $38,233,312
Cost of Sales...........................  14,742,174   15,852,290   21,950,539
                                         -----------  -----------  -----------
Gross Profit............................  16,591,148   16,415,526   16,282,773
Costs and Expenses:
  Selling, General and Administrative...   9,793,357    9,821,338   11,575,712
  Research and Development..............   2,098,983    2,282,114    2,542,940
                                         -----------  -----------  -----------
                                          11,892,340   12,103,452   14,118,652
                                         -----------  -----------  -----------
Operating Income........................   4,698,808    4,312,074    2,164,121
Other Income (Expense):
  Interest and Dividend Income..........     684,415      719,647      572,345
  Interest Expense......................     (64,674)     (59,016)    (159,952)
  Other, Net............................     (58,283)    (211,398)     193,975
                                         -----------  -----------  -----------
                                             561,458      449,233      606,368
                                         -----------  -----------  -----------
Income before Income Taxes..............   5,260,266    4,761,307    2,770,489
Provision for Income Taxes (Notes 1 and
 6).....................................   1,690,000    1,780,000      847,000
                                         -----------  -----------  -----------
Net Income.............................. $ 3,570,266  $ 2,981,307  $ 1,923,489
                                         ===========  ===========  ===========
Earnings Per Common Share (Note 1)......        $.69         $.58         $.38
                                                ====         ====         ====
Weighted Average Number of Common and
 Common Equivalent Shares Outstanding...   5,168,237    5,138,710    5,099,004
                                           =========    =========    =========
Dividends Declared Per Common Share.....        $.11         $.12         $.12
                                                ====         ====         ====


   The accompanying notes are an integral part of these financial statements.

                                ASTRO-MED, INC.

                CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
                  YEARS ENDED JANUARY 31, 1993, 1994 AND 1995

                                                                                        NET
                                                                                    UNREALIZED
                                                                                    GAIN (LOSS)
                                   ADDITIONAL                          CUMULATIVE  ON SECURITIES
                           COMMON   PAID-IN     RETAINED    TREASURY   TRANSLATION   AVAILABLE
                           STOCK    CAPITAL     EARNINGS      STOCK    ADJUSTMENT    FOR SALE
                          -------- ----------  -----------  ---------  ----------- -------------
Balance, January 31,
 1992...................  $166,514 $4,954,893  $23,631,700  $(594,885)
Net Income..............                         3,570,266
Shares Sold Under
 Employee Stock Purchase
 Plan...................       115     33,677
Exercise of Stock
 Options, Including
 Related Tax Benefits...     4,838    333,920                 285,808
Shares Issued to
 Employee Stock
 Ownership Plan.........               47,499                  14,403
Dividends Declared......                          (539,970)
50% Stock Dividend......    83,826    (85,043)
                          -------- ----------  -----------  ---------
Balance, January 31,
 1993...................   255,293  5,284,946   26,661,996   (294,674)
Net Income..............                         2,981,307
Shares Sold Under
 Employee Stock Purchase
 Plan...................       188     41,142
Exercise of Stock
 Options, Including
 Related Tax Benefits...       160     11,482
Purchase of Stock for
 Treasury...............                                     (465,133)
Shares Issued to
 Employee Stock
 Ownership Plan.........               27,976                  26,339
Dividends Declared......                          (606,581)
                          -------- ----------  -----------  ---------
Balance, January 31,
 1994...................   255,641  5,365,546   29,036,722   (733,468)
Net Income..............                         1,923,489
Shares Sold Under
 Employee Stock Purchase
 Plan...................       216     39,006
Exercise of Stock
 Options, Including
 Related Tax Benefits...        56    107,043
Shares Issued to
 Employee Stock
 Ownership Plan.........                4,037                  60,713
Dividends Declared......                          (604,273)
Cumulative Translation
 Adjustment.............                                                $(80,722)
Change in Net Unrealized
 Gain (Loss) on
 Securities Available
 for Sale...............                                                             $(94,072)
                          -------- ----------  -----------  ---------   --------     --------
Balance, January 31,
 1995...................  $255,913 $5,515,632  $30,355,938  $(672,755)  $(80,722)    $(94,072)
                          ======== ==========  ===========  =========   ========     ========

   The accompanying notes are an integral part of these financial statements.

                                ASTRO-MED, INC.

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED JANUARY 31, 1993, 1994 AND 1995

                                           1993         1994          1995
                                       ------------  -----------  ------------
Cash Flows from Operating Activities:
  Net Income.......................... $  3,570,266  $ 2,981,307  $  1,923,489
  Adjustments to Reconcile Net Income
   to Net Cash Provided by Operating
   Activities:
    Depreciation and Amortization.....      938,365    1,043,222     1,038,951
    Deferred Income Taxes.............       46,620     (104,142)      (30,687)
    Other.............................      (64,861)       8,987        22,836
    Changes in Assets and Liabilities:
      Accounts Receivable.............      145,277      (78,194)     (511,187)
      Inventories.....................     (852,248)  (1,313,836)   (2,236,033)
      Other...........................     (568,333)     103,884      (804,827)
      Accounts Payable and Accrued
       Expenses.......................     (235,060)     688,026       (70,444)
      Income Taxes....................   (1,163,614)     213,470        89,750
                                       ------------  -----------  ------------
        Total Adjustments.............   (1,753,854)     561,417    (2,501,641)
                                       ------------  -----------  ------------
    Net Cash Provided (Used) by
     Operating Activities.............    1,816,412    3,542,724      (578,152)
Cash Flows from Investing Activities:
  Proceeds from Sales of Securities
   Available for Sale.................                              21,267,964
  Purchases of Securities Available
   for Sale...........................                             (14,055,857)
  Proceeds from Sales of Investments..   22,469,012    7,525,926
  Purchases of Investments............  (22,136,297)  (9,743,820)     (518,731)
  Additions to Property, Plant and
   Equipment..........................   (1,746,932)    (682,044)   (1,265,012)
  Payments Received on Amounts Due
   from Officers......................       72,024
  Acquisition of New Business, Net of
   Cash Acquired......................                              (4,296,545)
                                       ------------  -----------  ------------
    Net Cash Provided (Used) by
     Investing Activities.............   (1,342,193)  (2,899,938)    1,131,819
Cash Flows from Financing Activities:
  Proceeds from Short-Term Borrowing..                               3,400,000
  Payments of Debt....................     (351,702)    (351,703)   (3,753,406)
  Proceeds from Common Shares Issued
   Under Employee Benefit Plans.......      360,143      107,287       211,071
  Purchases of Treasury Stock.........                  (465,133)
  Dividends Paid......................     (539,971)    (606,581)     (604,273)
                                       ------------  -----------  ------------
    Net Cash Used by Financing
     Activities.......................     (531,530)  (1,316,130)     (746,608)
                                       ------------  -----------  ------------
Net Increase (Decrease) in Cash and
 Cash Equivalents.....................      (57,311)    (673,344)     (192,941)
Cash and Cash Equivalents, Beginning
 of Year..............................    2,030,787    1,973,476     1,300,132
                                       ------------  -----------  ------------
Cash and Cash Equivalents, End of
 Year................................. $  1,973,476  $ 1,300,132  $  1,107,191
                                       ============  ===========  ============
Supplemental Disclosures of Cash Flow
 Information:
  Cash Paid During the Year for:
    Interest.......................... $     66,494  $    60,071  $    146,455
    Income Taxes...................... $  3,296,593  $ 1,631,712  $  1,340,608
  Liabilities Assumed with Acquisition
   of New Business....................                            $  1,039,676

   The accompanying notes are an integral part of these financial statements.

                                ASTRO-MED, INC.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                JANUARY 31, 1995

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany accounts and transactions are eliminated in consolidation.

  Cash and Cash Equivalents: Highly liquid investments with an original maturity of three months or less at date of acquisition are considered to be cash equivalents when purchased as part of the Company's cash management activities. Similar investments with original maturities beyond three months are classified as securities available for sale.

  Securities Available for Sale: Effective February 1, 1994, the Company adopted the provisions of Statement of Financial Accounting Standards No. 115 "Accounting for Certain Investments in Debt and Equity Securities." Previously, the Company recorded investments purchased as part of its cash management activities as marketable securities and carried such investments at amortized cost, which approximated market value.

  The new standard requires that securities available for sale be accounted for at market value. Such value is determined based on quoted market prices. The difference between cost and market value, net of related tax effects, is recorded as a component of stockholders' equity. The impact of adopting the new standard was not material to the Company's financial position or results of operations.

  Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is provided on the straight-line basis over the estimated useful lives of the assets (land improvements--10 to 20 years; buildings and improvements--10 to 45 years; machinery and equipment--3 to 15 years).

  Amortization of Intangibles: Excess of cost over net assets acquired is amortized on the straight-line method over forty years. Accumulated amortization amounted to $314,284 and $349,205 as of January 31, 1994 and 1995, respectively. Excess of net assets acquired over cost is amortized on the straight-line method over five years. Accumulated amortization amounted to $54,552 as of January 31, 1995. The shorter amortization period for the excess of net assets acquired over cost reflects the more limited life of the assets involved.

  Foreign Currency: The Company translates foreign currency denominated assets and liabilities into U.S. dollars at year end exchange rates, and income and expenses are translated at average exchange rates during the year. Prior to February 1, 1994, the Company used the U.S. dollar as the functional currency for its international sales and service operations and included translation gains and losses in income currently. Effective February 1, 1994, the Company changed to using local foreign currencies as the functional currency. This change generally resulted in cumulative translation adjustments being reflected as a separate component of stockholders' equity. It did not materially affect the consolidated financial statements. The reporting of transaction gains and losses in income currently was not affected.

  Income Taxes: Effective February 1, 1993, the Company adopted the provisions of Statement of Financial Accounting Standards No. 109 "Accounting for Income Taxes." Previously, the Company recorded income taxes in accordance with the comprehensive income tax allocation method. That method recognized the tax effects of income and expense transactions included in each year's statement of income regardless of the year the transactions are reported for tax purposes.

  The new standard utilizes a liability approach which requires that deferred income taxes be determined based on estimated future tax effects of differences between the tax and book bases of assets and liabilities

                                ASTRO-MED, INC.

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

considering the provisions of enacted tax laws. The impact of adopting the new standard was not material to the Company's financial position or results of operations.

  Earnings Per Common Share: Earnings per share are computed based on the weighted average number of common shares and common share equivalents outstanding during each period. Common share equivalents include certain stock options under the treasury stock method. Fully diluted earnings per share have not been separately presented since they are not materially different.

NOTE 2--SECURITIES AVAILABLE FOR SALE

  As mentioned in Note 1, effective February 1, 1994, the Company adopted a new accounting standard applicable to securities available for sale. As of January 31, 1995, such securities included corporate and governmental debt obligations of $1,106,386 with contractual or anticipated maturities of one year or less and $5,791,395 with contractual or anticipated maturities of more than one year through six years. Actual maturities may differ as a result of sales or early issuer redemptions.

  The amortized cost of securities available for sale as of January 31, 1995 was $7,047,102. The difference between market value and the cost basis as of that date was $149,321 ($94,072 net of tax), which represented gross unrealized gains of $6,227 and gross unrealized losses of $155,548. The cost of securities available for sale that were sold was based on specific identification in determining realized gains or losses included in the accompanying consolidated statement of income for fiscal 1995.

NOTE 3--INVENTORIES

  Inventories are stated at the lower of cost (first-in, first-out) or market and include material, labor and manufacturing overhead. The components of inventories were as follows:

                                                              JANUARY 31,
                                                         ----------------------
                                                            1994       1995
                                                         ---------- -----------
     Materials and Supplies............................. $4,886,000 $ 7,508,626
     Work-in-Progress...................................    472,349   2,475,326
     Finished Goods.....................................  1,820,625   2,909,592
                                                         ---------- -----------
                                                         $7,178,974 $12,893,544
                                                         ========== ===========

NOTE 4--LONG-TERM DEBT

  Long-term debt consisted of the following:

                                                                  JANUARY 31,
                                                               -----------------
                                                                 1994     1995
                                                               -------- --------
     Capital Lease Obligations................................ $625,000 $275,000
     Other....................................................   24,181   20,775
                                                               -------- --------
                                                                649,181  295,775
     Less Current Maturities..................................  353,406   51,703
                                                               -------- --------
                                                               $295,775 $244,072
                                                               ======== ========

  In February 1985, the Company obtained the $2,700,000 of proceeds from industrial development revenue bonds issued by Rhode Island Industrial Facilities Corporation. Quarterly principal installments of

                                ASTRO-MED, INC.

NOTE 4--LONG-TERM DEBT--(CONTINUED)

$75,000 to 1995 were due under terms of a capital lease obligation for real estate and certain machinery and equipment. The final payment was made in January 1995.

  Other real estate and certain equipment are financed under a capital lease obligation with the Rhode Island Port Authority and Economic Development Corporation pursuant to an industrial development revenue bond financing arrangement. Monthly principal installments of $4,167 plus interest at 7 1/2% are due to 1999. The obligation contains an option to purchase the particular real estate and machinery and equipment at any time for the amount necessary to retire the bonds involved. It also contains certain restrictive covenants including, among other things, minimum working capital and net worth requirements, and a maximum debt to equity ratio.

  The aggregate amounts of long-term debt as of January 31, 1995 scheduled to mature in each of the succeeding five fiscal years are as follows: $51,703 in fiscal 1996, 1997, 1998, 1999 and 2000.

NOTE 5--COMMON STOCK

  The Company's Board of Directors has authorized the purchase of up to 100,000 shares of the Company's common stock on the open market. As purchased, such shares will become treasury stock available for general corporate purposes.

  The Company maintains the following benefit plans involving the Company's common stock for eligible employees:

  Stock Option Plans: Prior to January 31, 1993, the Company had two incentive stock option plans and two non-qualified stock option plans under which options may be granted to officers and key employees. As of January 31, 1993, one of the incentive stock option plans and one of the non-qualified stock option plans were no longer in effect. During fiscal 1994, a new incentive stock option plan was approved by shareholders. Options for an aggregate of 550,000 shares may be granted under the remaining incentive stock option plans at an option price of not less than fair market value at the date of grant. Options for an aggregate of 150,000 shares may be granted under the remaining non-qualified plan at an option price of not less than 50% of fair market value at the date of grant. Summarized option data for all plans is as follows:

                                                         NUMBER    OPTION PRICE
                                                        OF SHARES    PER SHARE
                                                        ---------  -------------
   Outstanding Options, January 31, 1992...............  469,350    $1.07-$11.25
   Options Exercised................................... (234,550)   $1.07-$11.25
   Options Expired.....................................     (375)          $3.33
                                                        --------
   Outstanding Options, January 31, 1993...............  234,425    $3.33-$11.25
   Options Granted.....................................   42,000      $13-$14.30
   Options Exercised...................................   (3,200)    $3.33-$5.50
                                                        --------
   Outstanding Options, January 31, 1994...............  273,225    $3.33-$14.30
   Options Granted.....................................  111,500   $10.25-$11.28
   Options Exercised...................................   (1,125)    $3.33-$5.50
   Options Expired.....................................     (750)         $11.25
                                                        --------
   Outstanding Options, January 31, 1995...............  382,850    $3.33-$14.30
                                                        ========

  Of the outstanding options at January 31, 1995, 303,750 were exercisable. At January 31, 1995, options covering 139,250 shares under the remaining incentive plans and 150,000 shares under the remaining non-qualified plan were available for future grant.

                                ASTRO-MED, INC.

NOTE 5--COMMON STOCK--(CONTINUED)

  Employee Stock Purchase Plan: The Company has an Employee Stock Purchase Plan allowing eligible employees to purchase shares of common stock at a 10% discount from fair market value on the date of purchase. A total of 180,000 shares was initially reserved for issuance under the Plan. Summarized Plan activity is as follows:

                                                      YEARS ENDED JANUARY 31,
                                                      -------------------------
                                                       1993     1994     1995
                                                      -------  -------  -------
   Shares Reserved, Beginning........................ 124,154  121,646  117,878
   Shares Purchased..................................  (2,508)  (3,768)  (4,316)
                                                      -------  -------  -------
   Shares Reserved, Ending........................... 121,646  117,878  113,562
                                                      =======  =======  =======

  Employee Stock Ownership Plan: The Company has an Employee Stock Ownership Plan providing retirement benefits to all eligible employees. Annual contributions in amounts determined by the Company's Board of Directors are invested by the Plan's Trustees in shares of common stock of the Company. Contributions may be in cash or stock. The Company's contributions paid or accrued amounted to $75,000 annually for fiscal 1993, 1994 and 1995, respectively.

NOTE 6--INCOME TAXES

  The components of the provision for income taxes were as follows:

                                                  YEARS ENDED JANUARY 31,
                                               --------------------------------
                                                  1993        1994       1995
                                               ----------  ----------  --------
   Current:
     Federal.................................. $1,385,582  $1,527,029  $764,718
     State....................................    313,205     287,173   112,969
                                               ----------  ----------  --------
                                                1,698,787   1,814,202   877,687
                                               ----------  ----------  --------
   Deferred:
     Federal..................................     (7,099)    (28,371)  (23,962)
     State....................................     (1,688)     (5,831)   (6,725)
                                               ----------  ----------  --------
                                                   (8,787)    (34,202)  (30,687)
                                               ----------  ----------  --------
                                               $1,690,000  $1,780,000  $847,000
                                               ==========  ==========  ========

  The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate (34%) to income before income taxes, due to the following:

                                                 YEARS ENDED JANUARY 31,
                                              --------------------------------
                                                 1993        1994       1995
                                              ----------  ----------  --------
   Income Tax Provision at Statutory Rate.... $1,788,491  $1,618,844  $941,966
   State Taxes, Net of Federal Income Tax
    Benefits.................................    205,601     185,686    70,121
   Foreign Income Tax Credit.................   (366,335)
   Nontaxable Interest Income................                          (93,031)
   Other, Net................................     62,243     (24,530)  (72,056)
                                              ----------  ----------  --------
                                              $1,690,000  $1,780,000  $847,000
                                              ==========  ==========  ========

                                ASTRO-MED, INC.

NOTE 6--INCOME TAXES--(CONTINUED)

  The principal sources of deferred income taxes and the tax effect of each were as follows:

                                                  YEARS ENDED JANUARY 31,
                                                 ----------------------------
                                                   1993      1994      1995
                                                 --------  --------  --------
   Tax Depreciation in Excess of Book Deprecia-
    tion........................................ $ 42,185  $ 40,060  $ 15,146
   Other, Net...................................  (50,972)  (74,262)  (45,833)
                                                 --------  --------  --------
                                                 $ (8,787) $(34,202) $(30,687)
                                                 ========  ========  ========

  Adoption of SFAS No. 109 as of February 1, 1993 did not have a significant effect on income taxes. The tax effects of temporary differences and carryforwards which gave rise to significant portions of deferred tax assets and liabilities in the accompanying consolidated balance sheets were as follows:

                                                            JANUARY 31,
                                                       -----------------------
                                                          1994        1995
                                                       ----------  -----------
   Deferred Tax Assets:
     Reserves and Accruals Not Yet Deducted for Tax
      Purposes........................................ $  442,753  $   693,635
     Unrealized Foreign Currency Losses...............     44,525       12,662
     Net Operating Loss Carryforwards.................    642,525    1,156,466
     Other............................................     57,146       58,929
     Valuation Allowance..............................   (642,525)  (1,156,466)
                                                       ----------  -----------
                                                          544,424      765,226
   Deferred Tax Liabilities:
     Accumulated Tax Depreciation in Excess of Book
      Depreciation....................................  1,055,582      726,178
     Other............................................     65,116      110,867
                                                       ----------  -----------
                                                        1,120,698      837,045
                                                       ----------  -----------
   Net Deferred Tax Liabilities....................... $  576,274  $    71,819
                                                       ==========  ===========

  The total of deferred tax assets, net of other deferred tax liabilities, is included in prepaid expenses and other current assets in the accompanying consolidated balance sheets. The valuation allowance relates to net operating loss carryforwards ($1,257,000 domestic and 1,372,000 foreign) expiring through 2007, the future tax benefits of which to be realized are uncertain because they are limited to future annual taxable income of certain subsidiaries. Such allowance, together with the related asset, increased by $320,566 during fiscal 1994.

NOTE 7--LEASES

  There are both capital and operating lease commitments for the Company's facilities and certain machinery and equipment. Following is an analysis of assets which have been under capital leases. The January 31, 1995 amounts include assets which will be removed from lease status and become owned property in the near future. As previously mentioned in Note 4, the major capital lease obligation involved was satisfied in January 1995.

                                                               JANUARY 31,
                                                          ---------------------
                                                             1994       1995
                                                          ---------- ----------
   Real Estate........................................... $6,034,219 $6,279,488
   Machinery and Equipment...............................    613,355    613,355
                                                          ---------- ----------
                                                           6,647,574  6,892,843
   Less Accumulated Amortization.........................  2,134,097  2,380,254
                                                          ---------- ----------
                                                          $4,513,477 $4,512,589
                                                          ========== ==========

                                ASTRO-MED, INC.

NOTE 7--LEASES--(CONTINUED)

  Minimum lease payments under noncancellable leases at January 31, 1995 were as follows:

   YEAR ENDING                                                CAPITAL  OPERATING
   JANUARY 31,                                                 LEASE    LEASES
   -----------                                                -------- ---------
    1996..................................................... $ 67,812 $364,377
    1997.....................................................   64,063  214,214
    1998.....................................................   60,312   98,143
    1999.....................................................   56,563   33,360
    2000.....................................................   52,813   33,360
    2001 and Thereafter......................................   25,000   30,580
                                                              -------- --------
    Net Minimum Lease Payments...............................  326,563 $774,034
                                                                       ========
    Less Amount Representing Interest........................   51,563
                                                              --------
    Present Value of Net Minimum Lease Payments.............. $275,000
                                                              ========

  Total rental expense for fiscal 1993, 1994 and 1995 was $364,829, $406,547 and $441,097, respectively.

NOTE 8--OPERATIONS

  The Company's operations consist of the design, development, manufacture and sale of specialty data printing systems and consumable printer supplies. Business is conducted primarily in two major geographic areas: North America and Europe. All manufacturing activities are conducted in the United States.

  Sales and service activities outside North America are conducted primarily through wholly-owned entities and, to a lesser extent, through authorized distributors or agents. Transfer prices are intended to produce gross profit margins commensurate with the sales and service effort associated with the product sold. Certain information on a geographic basis for fiscal 1994 and 1995 is set forth below.

FISCAL 1994                NORTH AMERICA   EUROPE     ELIMINATIONS  CONSOLIDATED
- - -----------                ------------- -----------  ------------  ------------
Net Sales to Unaffiliated
 Customers................  $27,825,362  $ 4,442,454                $32,267,816
Transfers between Geo-
 graphic Areas............    2,919,611               $(2,919,611)
                            -----------  -----------  -----------   -----------
                            $30,744,973  $ 4,442,454  $(2,919,611)  $32,267,816
                            ===========  ===========  ===========   ===========
Operating Income..........  $ 4,851,438  $  (541,442) $     2,078   $ 4,312,074
                            ===========  ===========  ===========   ===========
Identifiable Assets.......  $37,167,917   $2,786,597                $39,954,514
                            ===========  ===========                ===========
FISCAL 1995
- - -----------
Net Sales to Unaffiliated
 Customers................  $33,288,364   $4,944,948                $38,233,312
Transfers between Geo-
 graphic Areas............    3,529,805               $(3,529,805)
                            -----------  -----------  -----------   -----------
                            $36,818,169   $4,944,948  $(3,529,805)  $38,233,312
                            ===========  ===========  ===========   ===========
Operating Income..........  $ 2,132,219  $   168,895  $  (136,993)  $ 2,164,121
                            ===========  ===========  ===========   ===========
Identifiable Assets.......  $38,861,677  $ 3,315,617                $42,177,294
                            ===========  ===========                ===========

  North America sales as shown above include export sales of $2,546,293 in fiscal 1994 and $4,904,985 in fiscal 1995. Net export sales for fiscal 1993, including Europe, amounted to $7,896,663.

  No single customer accounted for 10% of net sales in fiscal 1993, 1994 or 1995.

                                ASTRO-MED, INC.

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONCLUDED)

NOTE 9--PROFIT-SHARING PLAN

  Along with the Employee Stock Ownership Plan described in Note 5, the Company has a non-contributory Profit-Sharing Plan which provides retirement benefits to all eligible employees. In addition, the Plan allows participants to defer a portion of their cash compensation and contribute such deferral to the Plan through payroll deductions. The Company makes matching contributions up to specified levels. The deferrals are made within the limits prescribed by
Section 401(k) of the Internal Revenue Code. The Company's subsidiary, Grass Instrument Co. (see Note 10) also has a non-contributory profit sharing plan.

  All contributions are deposited into trust funds. It is the policy of the Company to fund any contributions accrued. The Company's annual contribution amounts are determined by the Board of Directors. The Company's contributions paid or accrued amounted to $125,000 for fiscal 1993 and $135,000 for fiscal 1994 and 1995, respectively.

NOTE 10--ACQUISITION

  On August 1, 1994, the Company acquired Grass Instrument Co., a privately held corporation ("Grass"), and Cannon Manufacturing Company, a privately held corporation ("Cannon") affiliated with Grass by common ownership. Following a merger, the combined businesses of Grass and Cannon continue as a wholly-owned subsidiary of the Company under the name "Grass Instrument Co."

  The total consideration paid to the stockholders of Grass and Cannon was approximately $10,277,000, of which approximately $4,989,000 was paid by Grass and Cannon from their available funds to repurchase shares from stockholders prior to the merger and approximately $5,288,000 was paid by the Company. The Company used approximately $1,888,000 of funds on hand and borrowed $3,400,000 on a short-term basis from a bank. The Company repaid the bank loan prior to January 31, 1995. Of the $5,288,000 paid by the Company, $500,000 was placed in escrow for one year to secure claims which may arise from breaches, if any, of representations and warranties of Grass, Cannon or certain of their former stockholders. The purchase price for Grass and Cannon was determined by negotiation.

  Grass designs, manufactures and sells neurophysiological instrumentation, which comprised an expansion of the Company's existing line of products. The acquisition was accounted for using the purchase method of accounting, and the results of operations of the acquired business are included in the Company's consolidated results beginning with the date of the acquisition. Estimates used to determine an excess of the fair value of assets acquired over cost are subject to adjustment.

  On an unaudited proforma basis, assuming Grass and Cannon had been acquired on February 1, 1993, the Company's consolidated net sales would have been $42,265,553 for fiscal 1994 and $43,067,095 for fiscal 1995. The proforma effect on net income and earnings per share is not material. The proforma results are not necessarily indicative of future operations or the actual results that would have occurred had the acquisition been made at the beginning of fiscal 1994.

                                ASTRO-MED, INC.

          SCHEDULE II--VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

                                 BALANCE AT PROVISION                 BALANCE
                                 BEGINNING  CHARGED TO                AT END
          DESCRIPTION            OF PERIOD  OPERATIONS DEDUCTIONS(2) OF PERIOD
          -----------            ---------- ---------- ------------- ---------
Allowance for Doubtful Ac-
 counts(1):
  Year Ended January 31,
    1993........................  $145,000   $ 53,745     $53,745    $145,000
    1994........................   145,000     45,433      45,433     145,000
    1995........................   145,000    103,670      91,670     157,000

- - --------
(1) The allowance for doubtful accounts has been netted against accounts receivable as of the respective balance sheet dates.
(2) Uncollectible accounts written off, net of recoveries.

32